Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Aggregate future minimum lease payments to be received	$ 10,738	$ 10,882
Unguaranteed residual values accruing to the lessor's benefit	890	1,079
Unearned income	(1,123)	(1,332)
Initial direct costs	175	181
Total net investment in sales-type and direct financing leases	$ 10,680	$ 10,810